CHANGES IN NON-CASH WORKING CAPITAL	12 Months Ended
Dec. 31, 2018
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

14. CHANGES IN NON-CASH WORKING CAPITAL

	2018	2017	2016
GST receivable	$1,206	$2,489	$(2,116)
Accounts payable and accrued liabilities	(11,261)	435,409	112,924
Due to related parties	47,565	(288,361)	92,313
	$37,510	$149,537	$203,121
Supplemental information
Non-cash items
Interest expense included in convertible debt	$45,000	$33,976	$45,571
Interest expense included in due to related parties	$4,312	$3,301	$978